CERTIFICATION OF
                      STRONG VARIABLE INSURANCE FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                            STRONG DISCOVERY FUND II
                       STRONG INTERNATIONAL STOCK FUND II
                          STRONG MID CAP GROWTH FUND II
                         STRONG MULTI CAP VALUE FUND II


STRONG VARIABLE INSURANCE FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Discovery Fund II, International Stock Fund II, Mid Cap Growth Fund II, and Multi Cap Value Fund II's Prospectus and Statement of Additional Information each dated April 15, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 27 (File No. 33-45321; 811-6553), which was filed with the Securities and Exchange Commission on April 12, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong Discovery Fund II, International Stock Fund II, Mid Cap Growth Fund II, and Multi Cap Value Fund II's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG VARIABLE INSURACE FUNDS, INC.




                                            /S/ GILBERT L. SOUTHWELL
                                             ---------------------------------
                                           By: Gilbert L. Southwell III
                                           Title: Assistant Secretary



Dated:  April 17, 2002